ACQUISITIONS (Details 2) - Mar. 16, 2021 - Reciprocity	USD ($)	CAD ($)
Statement [Line Items]
Estimated Fair Value Of Shares Issued	$ 7,345,478
Estimated Fair Value Of Options Issued	$ 415,208
Acquisition Consideration		$ 7,760,686